Nature of operations	12 Months Ended
Dec. 31, 2021
Nature of operations
Nature of operations

1.Nature of operations

Sigma Lithium Corporation (formerly Sigma Lithium Resources Corporation) (the “Company”) is a mineral processing and development company incorporated under the Canada Business Corporations Act. The Company changed its name from Sigma Lithium Resources Corporation to Sigma Lithium Corporation on June 29, 2021, after receiving approval from shareholders at the 2021 Annual General Meeting. On September 13, 2021, the Company’s common shares commenced trading on the Nasdaq Capital Market (“Nasdaq”) under the symbol “SGML”. Concurrent with the listing on Nasdaq, the common shares ceased to be quoted on the Over-the-Counter QB and the symbol under which the common shares are traded on the TSX Venture Exchange (the “TSXV”) was also changed to SGML. The head office of the Company is at Suite 2200, 885 West Georgia Street, Vancouver, British Columbia, V6E 3E8.

These consolidated financial statements are presented in Canadian dollars and include the Company’s wholly-owned subsidiary Sigma Lithium Holdings Inc. (“Sigma Holdings”), which is domiciled in Canada and incorporated under the Business Corporations Act (British Columbia), and its indirect wholly-owned Brazil-incorporated subsidiary Sigma Mineração S.A. (“Sigma Brazil”).

Sigma Brazil holds a 100% interest in four mineral properties: Grota do Cirilo, São Jose, Santa Clara and Genipapo, located in the municipalities of Araçuaí and Itinga, in the Vale do Jequitinhonha region in the State of Minas Gerais, Brazil (together, the “Lithium Properties”).